Investment Strategy - Muhlenkamp Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund principally invests in a diversified list of common stocks of companies of any capitalization, determined by the investment adviser to be highly profitable, yet undervalued. The Adviser looks for companies it believes to have above-average profitability, as measured by corporate return-on-equity, and that sell at below-average prices, as measured by price-to-earnings-ratios. To determine average profitability and average price, the Adviser uses data produced by various independent research organizations. In pursuing its investment objectives, the Fund may also invest in exchange-traded funds (“ETFs”) and in securities of foreign issuers, including American Depositary Receipts (“ADRs”). The Fund may purchase investment grade fixed income or debt securities, of any maturity or duration, from time to time as substitutes for stocks when the Adviser determines that market conditions warrant their purchase. The Fund intends to invest for the long-term, but may sell stocks and other securities regardless of how long they have been held.

At the Adviser’s discretion, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments (i) to retain flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities, and (ii) for temporary defensive purposes in response to adverse market, economic or political conditions. Such investments may result in the Fund not achieving its investment objectives.

Strategy Portfolio Concentration [Text]	At the Adviser’s discretion, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments (i) to retain flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities, and (ii) for temporary defensive purposes in response to adverse market, economic or political conditions. Such investments may result in the Fund not achieving its investment objectives.